UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8411

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end:  6/30

Date of reporting period:  9/30/05

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)
================================================================================

    Shares       COMMON STOCKS -- 41.7%                                                           Value
----------------------------------------------------------------------------------------------------------
                 BASIC MATERIALS -- 3.5%
         10,000  Alliance Resource Partners, L.P ...........................................  $    459,400
         25,000  Barrick Gold Corporation ..................................................       726,250
         31,000  Dow Chemical Company ......................................................     1,291,770
         35,650  Methanex Corporation ......................................................       530,116
         21,000  Newmont Mining Corporation ................................................       990,570
         14,000  NS Group, Inc.* ...........................................................       549,500
         17,000  PPG Industries, Inc .......................................................     1,006,230
          5,000  RPM International, Inc ....................................................        92,000
         29,500  Terra Nitrogen Company, L.P ...............................................       701,510
                                                                                              ------------
                                                                                                 6,347,346
                                                                                              ------------
                 CONSUMER, CYCLICAL -- 4.2%
         11,000  Central Garden & Pet Company* .............................................       497,750
         30,000  EZCORP, Inc. - Class A* ...................................................       481,800
         35,000  Hartmarx Corporation* .....................................................       229,250
         10,000  J.C. Penny Company, Inc. ..................................................       474,200
         10,000  Limited Brands, Inc .......................................................       204,300
         10,000  Office Depot, Inc.* .......................................................       297,000
         19,300  PACCAR, Inc. ..............................................................     1,310,277
         45,300  Supervalu, Inc ............................................................     1,409,736
         16,500  The Andersons, Inc ........................................................       483,120
         17,000  The Buckle, Inc ...........................................................       577,490
         43,000  The Pantry, Inc.* .........................................................     1,606,910
                                                                                              ------------
                                                                                                 7,571,833
                                                                                              ------------
                 CONSUMER, NON-CYCLICAL -- 5.5%
         37,000  Bristol-Myers Squibb Company ..............................................       890,220
         22,000  CNS, Inc. .................................................................       573,540
         55,000  Coventry Health Care, Inc.* ...............................................     4,731,100
          4,500  Papa John's Intl., Inc ....................................................       225,540
          8,000  Sanderson Farms, Inc. .....................................................       297,280
         30,000  Sierra Health Services, Inc.* .............................................     2,066,100
         32,000  The Toro Company ..........................................................     1,176,320
                                                                                              ------------
                                                                                                 9,960,100
                                                                                              ------------
                 ENERGY -- 6.0%
          3,500  Amerada Hess Corporation ..................................................       481,250
         16,800  Apache Corporation ........................................................     1,263,696
         32,940  Chevron Corporation .......................................................     2,132,206
         30,000  Devon Energy Corporation ..................................................     2,059,200
         18,000  EOG Resources, Inc. .......................................................     1,348,200
         34,500  Exxon Mobil Corporation ...................................................     2,192,130
         17,000  Sunoco, Inc. ..............................................................     1,329,400
                                                                                              ------------
                                                                                                10,806,082
                                                                                              ------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================

    Shares       COMMON STOCKS -- 41.7% (Continued)                                                Value
----------------------------------------------------------------------------------------------------------
                 FINANCIAL -- 6.0%
         20,000  Allstate Corporation ......................................................  $  1,105,800
         32,500  American Physicians Capital, Inc.* ........................................     1,596,725
         11,000  Bear Stearns Companies, Inc. ..............................................     1,207,250
         31,500  CIT Group, Inc. ...........................................................     1,423,170
          9,000  Corus Bankshares, Inc .....................................................       493,470
         14,000  KeyCorp ...................................................................       451,500
         37,500  Rent-A-Center, Inc.* ......................................................       724,125
         20,000  SAFECO Corporation ........................................................     1,067,600
         22,000  Stewart Information Services Corporation ..................................     1,126,400
         41,000  W.R. Berkley Corporation ..................................................     1,618,680
                                                                                              ------------
                                                                                                10,814,720
                                                                                              ------------
                 INDUSTRIAL -- 3.2%
         10,000  Archer-Daniels-Midland Company ............................................       246,600
         20,000  BorgWarner, Inc. ..........................................................     1,129,200
         23,000  Briggs & Stratton Corporation .............................................       795,570
          5,000  Bunge Ltd. ................................................................       263,100
         12,000  CSX Corporation ...........................................................       557,760
         11,000  Cummins, Inc. .............................................................       967,890
         15,000  Deere & Company ...........................................................       918,000
         13,500  Norfolk Southern Corporation ..............................................       547,560
          4,500  The Black & Decker Corporation ............................................       369,405
                                                                                              ------------
                                                                                                 5,795,085
                                                                                              ------------
                 TECHNOLOGY -- 5.5%
         40,000  Armor Holdings, Inc.* .....................................................     1,720,400
          8,000  Aviall, Inc.* .............................................................       270,240
         35,000  Covansys Corporation* .....................................................       558,600
         12,000  Diodes, Inc.* .............................................................       435,120
         90,000  Earthlink, Inc.* ..........................................................       963,000
         41,000  Komag, Inc.* ..............................................................     1,310,360
         22,000  MicroStrategy, Inc.* ......................................................     1,546,380
          7,500  Moog, Inc. - Class A* .....................................................       221,400
         12,000  Motorola, Inc .............................................................       265,080
         32,500  Northrop Grumman Corporation ..............................................     1,766,375
         25,000  WESCO International, Inc.* ................................................       846,750
                                                                                              ------------
                                                                                                 9,903,705
                                                                                              ------------
                 UTILITIES -- 6.5%
         20,000  ALLTEL Corporation ........................................................     1,302,200
         36,000  DPL, Inc. .................................................................     1,000,800
         60,000  Edison International ......................................................     2,836,800
         70,800  Energen Corporation .......................................................     3,062,808
         24,500  Sempra Energy .............................................................     1,152,970
         16,500  TXU Corporation ...........................................................     1,862,520
          5,000  WPS Resources Corporation .................................................       289,000
                                                                                              ------------
                                                                                                11,507,098
                                                                                              ------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================

     Shares      COMMON STOCKS -- 41.7% (Continued)                                                Value
----------------------------------------------------------------------------------------------------------
                 INTERNATIONAL EQUITY FUNDS -- 1.3%
         10,000  Greater China Fund, Inc ...................................................  $    167,300
         30,000  India Fund, Inc. ..........................................................     1,194,000
         79,000  iShares MSCI Japan Index Fund .............................................       963,010
                                                                                                 2,324,310
                                                                                              ------------
                 TOTAL COMMON STOCKS .......................................................  $ 75,030,279
                                                                                              ------------

==========================================================================================================
    Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 54.2%                                           Value
----------------------------------------------------------------------------------------------------------
  $   2,000,000  Federal Farm Credit Bank, 5.950%, 3/16/09 .................................  $  2,092,602
        550,000  Federal Home Loan Bank, 4.500%, 2/17/10 ...................................       544,869
      2,500,000  U.S. Treasury Bonds, 5.000%, 2/15/11 ......................................     2,592,090
      5,000,000  U.S. Treasury Bonds, 4.875%, 2/15/12 ......................................     5,168,555
      6,500,000  U.S. Treasury Bonds, 3.875%, 2/15/13 ......................................     6,332,677
      8,000,000  U.S. Treasury Bonds, 5.250%, 2/15/29 ......................................     8,720,936
      3,200,000  U.S. Treasury Bonds, 5.375%, 2/15/31 ......................................     3,584,998
      1,000,000  U.S. Treasury Notes, 2.000%, 5/15/06 ......................................       987,695
      9,500,000  U.S. Treasury Notes, 3.500%, 11/15/06 .....................................     9,434,317
      6,000,000  U.S. Treasury Notes, 6.250%, 2/15/07 ......................................     6,169,452
      3,000,000  U.S. Treasury Notes, 6.625%, 5/15/07 ......................................     3,116,367
      8,500,000  U.S. Treasury Notes, 3.250%, 8/15/07 ......................................     8,361,875
      9,000,000  U.S. Treasury Notes, 3.000%, 2/15/08 ......................................     8,761,995
      2,000,000  U.S. Treasury Notes, 2.625%, 5/15/08 ......................................     1,923,282
      4,000,000  U.S. Treasury Notes, 2.625%, 3/15/09 ......................................     3,798,752
      6,000,000  U.S. Treasury Notes, 3.875%, 5/15/09 ......................................     5,934,372
      5,000,000  U.S. Treasury Notes, 6.000%, 8/15/09 ......................................     5,317,385
      1,000,000  U.S. Treasury Notes, 5.000%, 8/15/11 ......................................     1,039,102
      1,000,000  U.S. Treasury Notes, 4.250%, 8/15/14 ......................................       993,750
     13,000,000  U.S. Treasury Notes, 4.000%, 2/15/15 ......................................    12,654,694
                                                                                              ------------
                 TOTAL U.S. GOVERNMENT & AGENCY BONDS ......................................  $ 97,529,765
                                                                                              ------------

==========================================================================================================
    Par Value    CORPORATE BONDS -- 1.2%                                                           Value
----------------------------------------------------------------------------------------------------------
  $     500,000  Anheuser-Busch Companies, Inc., 6.000%, 4/15/11 ...........................  $    532,023
        500,000  Barrick Gold Finance, Inc., 7.500%, 5/1/07 ................................       521,309
        500,000  General Electric Capital Corporation, 7.875%, 12/1/06 .....................       518,176
        500,000  Tennessee Valley Authority, 5.625%, 1/18/11 ...............................       524,630
                                                                                              ------------
                 TOTAL CORPORATE BONDS .....................................................  $  2,096,138
                                                                                              ------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================

     Shares       SHORT TERM INVESTMENTS -- 2.7%                                                   Value
----------------------------------------------------------------------------------------------------------
     4,939,287   First American Treasury Obligations Fund ..................................  $  4,939,287
                                                                                              ------------
                 TOTAL INVESTMENT SECURITIES -- 99.8%
                 (Amortized Cost $156,252,703) .............................................  $179,595,469
                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% .............................       378,921
                                                                                              ------------
                 NET ASSETS -- 100.0% ......................................................  $179,974,390
                                                                                              ============

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)
================================================================================

     Shares      COMMON STOCKS -- 96.0%                                                          Value
----------------------------------------------------------------------------------------------------------
                 BASIC MATERIALS -- 8.8%
         68,300  Castle (A.M.) & Company ...................................................  $  1,195,250
         61,000  Oregon Steel Mills, Inc.* .................................................     1,701,900
         41,000  Schnitzer Steel Industries, Inc. - Class A ................................     1,335,370
         46,700  Shiloh Industries, Inc.* ..................................................       625,313
         58,200  Terra Nitrogen Company, L.P ...............................................     1,383,996
                                                                                              ------------
                                                                                                 6,241,829
                                                                                              ------------
                 CONSUMER, CYCLICAL -- 12.6%
         85,450  Aldila, Inc. ..............................................................     2,072,162
         30,750  Books-A-Million, Inc. .....................................................       276,750
        139,600  Charming Shoppes, Inc.* ...................................................     1,489,532
         28,500  Handelman Company .........................................................       359,955
         40,600  K-Swiss, Inc. .............................................................     1,200,542
         43,400  Steiner Leisure Ltd.* .....................................................     1,474,298
         47,250  The Pantry, Inc.* .........................................................     1,765,733
         12,500  Water Pik Technologies, Inc.* .............................................       253,750
                                                                                              ------------
                                                                                                 8,892,722
                                                                                              ------------
                 CONSUMER, NON-CYCLICAL -- 12.4%
         60,600  Alderwoods Group, Inc. ....................................................       992,628
         98,000  American Homepatient, Inc. ................................................       367,500
         40,000  Chiquita Brands International, Inc ........................................     1,118,000
         51,000  Ingles Markets, Inc. - Class A ............................................       805,800
         46,100  Kindred Healthcare, Inc.* .................................................     1,373,779
         25,150  Nash Finch Company ........................................................     1,061,079
         98,000  Rural/Metro Corporation* ..................................................       867,300
        130,800  Spartan Stores, Inc.* .....................................................     1,347,240
         22,260  The Toro Company ..........................................................       818,278
                                                                                              ------------
                                                                                                 8,751,604
                                                                                              ------------
                 ENERGY -- 14.6%
         48,300  Callon Petroleum Company* .................................................     1,010,919
         50,000  Edge Petroleum Corporation* ...............................................     1,319,500
         41,400  Frontier Oil Corporation ..................................................     1,836,090
         22,000  Giant Industries, Inc.* ...................................................     1,287,880
         22,000  Remington Oil & Gas Corporation* ..........................................       913,000
         48,500  RPC, Inc. .................................................................     1,249,360
         23,300  Swift Energy Company* .....................................................     1,065,975
         42,700  Teton Energy Corporation* .................................................       311,710
         68,800  TransMontaigne, Inc.* .....................................................       549,712
        200,000  VAALCO Energy, Inc.* ......................................................       808,000
                                                                                              ------------
                                                                                                10,352,146
                                                                                              ------------

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================

     Shares      COMMON STOCKS -- 96.0% (Continued)                                               Value
----------------------------------------------------------------------------------------------------------
                 FINANCIAL -- 12.8%
         22,500  American Physicians Capital, Inc.* ........................................  $  1,105,425
         47,550  ASTA Funding, Inc .........................................................     1,443,618
         21,000  Bluegreen Corporation* ....................................................       370,650
        142,680  Capital Title Group, Inc. .................................................     1,055,832
         25,550  FPIC Insurance Group, Inc.* ...............................................       919,545
         21,900  LandAmerica Financial Group, Inc. .........................................     1,415,835
         48,100  LTC Properties, Inc .......................................................     1,019,720
         30,000  Safety Insurance Group, Inc ...............................................     1,067,700
         20,000  State Auto Financial Corporation ..........................................       632,800
                                                                                              ------------
                                                                                                 9,031,125
                                                                                              ------------
                 INDUSTRIAL -- 6.7%
         25,000  American Technical Ceramics Corporation* ..................................       271,250
         61,000  Blount International, Inc.* ...............................................     1,076,040
         57,700  Duratek, Inc.* ............................................................     1,054,756
         17,300  Hurco Companies, Inc.* ....................................................       282,855
         45,000  OMI Corporation ...........................................................       804,150
         25,000  Tsakos Energy Navigation Ltd ..............................................       900,500
          8,200  Twin Disc, Inc ............................................................       323,983
                                                                                              ------------
                                                                                                 4,713,534
                                                                                              ------------
                 TECHNOLOGY -- 17.8%
         44,800  Applix, Inc.* .............................................................       281,792
         21,000  Commonwealth Telephone Enterprises, Inc ...................................       791,700
         14,000  Comtech Telecommunications Corporation* ...................................       580,580
         40,050  Diodes, Inc.* .............................................................     1,452,213
         23,325  John H. Harland Company ...................................................     1,035,630
         74,400  Komag, Inc.* ..............................................................     2,377,823
         24,600  Lifecore Biomedical, Inc.* ................................................       297,414
         23,125  MicroStrategy, Inc.* ......................................................     1,625,456
         22,720  Rofin-Sinar Technologies, Inc.* ...........................................       863,133
         39,900  Teledyne Technologies, Inc.* ..............................................     1,375,353
         74,700  United Online, Inc ........................................................     1,034,595
         24,900  WESCO International, Inc.* ................................................       843,363
                                                                                              ------------
                                                                                                12,559,052
                                                                                              ------------
                 UTILITIES -- 10.3%
          6,800  Avista Corporation ........................................................       131,920
         30,400  Black Hills Corporation ...................................................     1,318,448
         40,750  Cleco Corporation .........................................................       960,885
         20,000  Florida Public Utilities Company ..........................................       317,600
        140,200  Sierra Pacific Resources* .................................................     2,081,970
         51,300  South Jersey Industries, Inc. .............................................     1,494,882
        105,000  TALK America Holdings, Inc.* ..............................................       990,150
                                                                                              ------------
                                                                                                 7,295,855
                                                                                              ------------

                 TOTAL COMMON STOCKS .......................................................  $ 67,837,867
                                                                                              ------------

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================

    Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 0.7%                                           Value
----------------------------------------------------------------------------------------------------------
  $     500,000  Federal Home Loan Bank Discount Note, 10/5/05 .............................  $    499,749
                                                                                              ------------

==========================================================================================================
     Shares      SHORT TERM INVESTMENTS -- 4.4%                                                    Value
----------------------------------------------------------------------------------------------------------
      3,128,190  First American Treasury Obligations Fund ..................................  $  3,128,190
                                                                                              ------------
                 TOTAL INVESTMENT SECURITIES -- 101.1%
                 (Cost $62,531,157) ........................................................  $ 71,465,806

                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%) ...........................      (762,383)
                                                                                              ------------

                 NET ASSETS -- 100.0% ......................................................  $ 70,703,423
                                                                                              ============

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)
================================================================================

      Shares     COMMON STOCKS -- 69.5%                                                           Value
----------------------------------------------------------------------------------------------------------
                 BASIC MATERIALS -- 4.0%
         14,500  Methanex Corporation ......................................................  $    215,615
         15,500  Quanex Corporation ........................................................     1,026,410
         20,500  Schnitzer Steel Industries, Inc. - Class A ................................       667,685
         15,000  Terra Nitrogen Company, L.P ...............................................       356,700
                                                                                              ------------
                                                                                                 2,266,410
                                                                                              ------------
                 CONSUMER, CYCLICAL -- 13.8%
         14,000  Barnes & Noble, Inc .......................................................       527,800
         17,200  Central Garden & Pet Company* .............................................       778,300
         12,000  Conn's, Inc.* .............................................................       332,640
         23,000  Darden Restaurants, Inc. ..................................................       698,510
         18,000  J.C. Penny Company, Inc. ..................................................       853,560
         23,400  Office Depot, Inc.* .......................................................       694,980
         13,250  PACCAR, Inc. ..............................................................       899,543
         12,000  The Andersons, Inc ........................................................       351,360
         20,700  The Home Depot, Inc .......................................................       789,498
         26,400  The Pantry, Inc.* .........................................................       986,568
         25,800  Timberland Company - Class A* .............................................       871,524
                                                                                              ------------
                                                                                                 7,784,283
                                                                                              ------------
                 CONSUMER, NON-CYCLICAL -- 7.7%
         20,000  Bristol-Myers Squibb Company ..............................................       481,200
         12,600  Coventry Health Care, Inc.* ...............................................     1,083,852
         17,000  Kos Pharmaceuticals, Inc.* ................................................     1,137,810
         13,400  Sierra Health Services, Inc.* .............................................       922,858
         18,900  The Toro Company ..........................................................       694,764
                                                                                              ------------
                                                                                                 4,320,484
                                                                                              ------------
                 ENERGY -- 10.8%
          8,896  Apache Corporation ........................................................       669,157
         10,000  Devon Energy Corporation ..................................................       686,400
         38,300  Energy Partners Ltd.* .....................................................     1,195,726
         11,500  Exxon Mobil Corporation ...................................................       730,710
         18,200  MDU Resources Group, Inc ..................................................       648,830
         10,000  Sunoco, Inc. ..............................................................       782,000
         11,900  Valero Energy Corporation .................................................     1,345,414
                                                                                              ------------
                                                                                                 6,058,237
                                                                                              ------------
                 FINANCIAL -- 8.2%
          5,700  Bear Stearns Companies, Inc. ..............................................       625,575
         23,000  Berkley (W.R.) Corporation ................................................       908,040
         18,200  CIT Group, Inc. ...........................................................       822,276
         15,400  Corus Bankshares, Inc .....................................................       844,382
          5,000  Hospitality Properties Trust ..............................................       214,300
         20,000  KeyCorp ...................................................................       645,000
         10,000  The Allstate Corporation ..................................................       552,900
                                                                                              ------------
                                                                                                 4,612,473
                                                                                              ------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================

     Shares       COMMON STOCKS -- 69.5% (Continued)                                               Value
----------------------------------------------------------------------------------------------------------
                 INDUSTRIAL -- 3.4%
          7,000  Bunge Ltd. ................................................................  $    368,340
         12,000  Norfolk Southern Corporation ..............................................       486,720
         12,700  The Black & Decker Corporation ............................................     1,042,543
                                                                                              ------------
                                                                                                 1,897,603
                                                                                              ------------
                 TECHNOLOGY -- 16.0%
         17,500  Armor Holdings, Inc.* .....................................................       752,675
         13,000  Autodesk, Inc. ............................................................       603,720
         17,000  Aviall, Inc.* .............................................................       574,260
         97,000  EarthLink, Inc.* ..........................................................     1,037,900
         38,000  Komag, Inc.* ..............................................................     1,214,480
         19,000  MicroStrategy, Inc.* ......................................................     1,335,510
         54,000  Motorola, Inc .............................................................     1,192,860
         12,000  MTS Systems Corporation ...................................................       453,240
         13,800  Northrop Grumman Corporation ..............................................       750,030
         30,400  WESCO International, Inc.* ................................................     1,029,648
                                                                                              ------------
                                                                                                 8,944,323
                                                                                              ------------
                 UTILITIES -- 5.6%
         13,500  DPL, Inc ..................................................................       375,300
         24,000  Edison International ......................................................     1,134,720
         19,000  South Jersey Industries, Inc ..............................................       553,660
          9,700  TXU Corporation ...........................................................     1,094,936
                                                                                              ------------
                                                                                                 3,158,616
                                                                                              ------------
                 TOTAL COMMON STOCKS .......................................................  $ 39,042,429
                                                                                              ------------

==========================================================================================================
  Par Value      U.S. GOVERNMENT & AGENCY BONDS -- 19.3%                                           Value
----------------------------------------------------------------------------------------------------------
    $ 4,000,000  U.S. Treasury Bills, 1/12/06 ..............................................  $  3,961,760
      2,000,000  U.S. Treasury Bills, 2/9/06 ...............................................     1,973,952
      5,000,000  U.S. Treasury Bills, 3/2/06 ...............................................     4,922,225
                                                                                              ------------
                 TOTAL U.S. GOVERNMENT & AGENCY BONDS ......................................  $ 10,857,937
                                                                                              ------------

                                                                               9

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================

     Shares      SHORT TERM INVESTMENTS -- 3.1%                                                   Value
----------------------------------------------------------------------------------------------------------
      1,754,390  First American Treasury Obligations Fund ..................................  $  1,754,390

                 TOTAL INVESTMENT SECURITIES -- 91.9%
                 (Amortized Cost $44,117,933) ..............................................  $ 51,654,756

                 SEGREGATED CASH WITH BROKERS -- 76.1% .....................................    42,764,787

                 SECURITIES SOLD SHORT -- (67.8)% (Proceeds $35,690,602) ...................   (38,119,809)

                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ...........................       (93,861)
                                                                                              ------------

                 NET ASSETS -- 100.0% ......................................................  $ 56,205,873
                                                                                              ============

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2005 (Unaudited)
================================================================================

     Shares       COMMON STOCKS -- 67.8%                                                           Value
----------------------------------------------------------------------------------------------------------
                 BASIC MATERIALS -- 5.5%
         14,735  Aber Diamond Corporation ..................................................  $    539,743
         33,725  Apex Silver Mines Ltd.* ...................................................       529,820
         26,200  Ferro Corporation .........................................................       479,984
         24,900  Glamis Gold Ltd.* .........................................................       550,290
         28,000  Huntsman Corporation* .....................................................       547,400
         27,000  Nalco Holding Company* ....................................................       455,490
                                                                                              ------------
                                                                                                 3,102,727
                                                                                              ------------
                 CONSUMER, CYCLICAL -- 12.5%
         48,860  99 Cents Only Stores* .....................................................       451,955
         15,760  Amazon.com, Inc.* .........................................................       713,928
         36,300  DIRECTV Group, Inc.* ......................................................       543,774
         12,200  Dow Jones & Company, Inc ..................................................       465,918
         50,000  Fleetwood Enterprises, Inc.* ..............................................       615,000
          8,700  Four Seasons Hotels, Inc ..................................................       499,380
         13,200  General Motors Corporation ................................................       404,052
         17,460  JetBlue Airways Corporation* ..............................................       307,296
         12,500  Lamar Advertising Company* ................................................       567,000
         37,200  Pep Boys - Manny, Moe & Jack ..............................................       514,848
         42,100  Sirius Satellite Radio, Inc.* .............................................       275,755
         26,600  Texas Roadhouse, Inc.* ....................................................       396,340
         39,100  ValueVision Media, Inc. - Class A* ........................................       443,785
         48,100  Visteon Corporation .......................................................       470,418
          7,800  Wynn Resorts Ltd.* ........................................................       352,170
                                                                                              ------------
                                                                                                 7,021,619
                                                                                              ------------
                 CONSUMER, NON-CYCLICAL -- 8.8%
         60,450  Adolor Corporation* .......................................................       645,606
         17,300  CV Therapeutics, Inc.* ....................................................       462,775
         20,000  DeVry, Inc.* ..............................................................       381,000
          3,500  Discovery Holding Company* ................................................        50,541
         40,390  Impax Laboratories, Inc.* .................................................       486,699
         15,420  Nektar Therapeutics* ......................................................       261,369
          8,575  Neurocrine Biosciences, Inc.* .............................................       421,804
         61,650  NPS Pharmaceuticals, Inc.* ................................................       623,281
         87,500  Opsware, Inc.* ............................................................       454,125
         13,550  OSI Pharmaceuticals, Inc.* ................................................       396,202
         46,000  Prestige Brands Holding, Inc.* ............................................       566,720
          8,600  Taro Pharmaceutical Industries Ltd.* ......................................       221,278
                                                                                              ------------
                                                                                                 4,971,400
                                                                                              ------------

                                                                              11

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================

  Shares     COMMON STOCKS -- 67.8% (Continued)                                                    Value
----------------------------------------------------------------------------------------------------------
                 ENERGY -- 5.3%
         12,800  Bill Barrett Corporation* .................................................  $    471,296
         43,160  FX Energy, Inc.* ..........................................................       516,625
         90,200  Input/Output, Inc.* .......................................................       719,796
          5,100  James River Coal Company* .................................................       257,397
         40,000  Reliant Energy, Inc.* .....................................................       617,600
         26,000  Syntroleum Corporation* ...................................................       378,560
                                                                                              ------------
                                                                                                 2,961,274
                                                                                              ------------
                 FINANCIAL -- 9.1%
         35,000  Advance America Cash Advance Centers, Inc .................................       463,750
         42,900  Affordable Residential Communities ........................................       433,719
         31,700  Brookline Bancorp, Inc ....................................................       501,494
         33,983  Hudson City Bancorp, Inc. .................................................       404,398
         25,000  International Securities Exchange, Inc.* ..................................       585,000
         22,350  Marsh & McLennan Companies, Inc ...........................................       679,216
         19,200  NewAlliance Bancshares, Inc ...............................................       281,088
         36,000  Primus Guaranty Ltd.* .....................................................       391,680
         10,900  RenaissanceRe Holdings Ltd. ...............................................       476,657
         52,500  Spirit Finance Corporation* ...............................................       590,625
          9,900  Sun Communities, Inc. .....................................................       324,324
                                                                                              ------------
                                                                                                 5,131,951
                                                                                              ------------
                 INDUSTRIAL -- 5.5%
         62,660  Ballard Power Systems, Inc.* ..............................................       350,269
         36,785  Exelixis, Inc.* ...........................................................       282,142
         30,000  Gentex Corporation ........................................................       522,000
         12,500  Macquarie Infrastructure Company Trust ....................................       352,500
         92,945  Power-One, Inc.* ..........................................................       514,915
         15,000  Rogers Corporation* .......................................................       580,500
         29,050  Tetra Tech, Inc.* .........................................................       488,621
                                                                                              ------------
                                                                                                 3,090,947
                                                                                              ------------
                 TECHNOLOGY -- 18.9%
         73,800  Abgenix, Inc.* ............................................................       935,784
         20,000  American Superconductor Corporation* ......................................       207,001
         50,000  AudioCodes Ltd.* ..........................................................       550,500
         61,480  BearingPoint, Inc.* .......................................................       466,633
         14,650  Chiron Corporation* .......................................................       639,033
         15,500  CoStar Group, Inc.* .......................................................       724,160
         19,400  FEI Company* ..............................................................       373,450
         39,600  Gartner, Inc.* ............................................................       462,924
         25,700  ICOS Corporation* .........................................................       709,834
         42,500  Infineon Technologies* ....................................................       421,600
         39,250  InPhonic, Inc.* ...........................................................       539,687
         12,900  Insituform Technologies, Inc. - Class A* ..................................       223,041
         21,550  InterDigital Communications Corporation* ..................................       423,242

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================

    Shares       COMMON STOCKS -- 67.8% (Continued)                                                Value
----------------------------------------------------------------------------------------------------------
                 TECHNOLOGY -- 18.9% (Continued)
         57,600  Lawson Software, Inc.* ....................................................  $    399,744
         24,500  Medicines Company* ........................................................       563,745
         38,750  Millennium Pharmaceuticals, Inc.* .........................................       361,537
         30,000  Millicom International Cellular S.A.* .....................................       552,600
         30,500  PMC-Sierra, Inc.* .........................................................       268,705
         38,200  Rambus, Inc.* .............................................................       462,220
         33,425  Tanox, Inc.* ..............................................................       489,676
         86,000  Telesp Celular Participacoes S.A. .........................................       336,260
         31,000  Teradyne, Inc.* ...........................................................       511,500
                                                                                              ------------
                                                                                                10,622,876
                                                                                              ------------
                 UTILITIES -- 2.2%
          4,000  Crosstex Energy, Inc ......................................................       255,841
         45,715  IDT Corporation* ..........................................................       562,294
         12,000  Unisource Energy Corporation ..............................................       398,880
                                                                                              ------------
                                                                                                 1,217,015
                                                                                              ------------
                 TOTAL COMMON STOCKS (Proceeds $35,690,602) ................................  $ 38,119,809
                                                                                              ============

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2005 (Unaudited)
================================================================================

    Shares       COMMON STOCKS -- 97.2%                                                            Value
----------------------------------------------------------------------------------------------------------
                 BASIC MATERIALS -- 9.6%
         13,900  Alliance Resource Partners, L.P ...........................................  $    638,566
          4,800  Dow Chemical Company ......................................................       200,016
         10,600  Methanex Corporation ......................................................       157,622
          5,500  PPG Industries, Inc .......................................................       325,545
          8,850  Schnitzer Steel Industries, Inc. - Class A ................................       288,245
          9,600  Terra Nitrogen Company, L.P ...............................................       228,288
                                                                                              ------------
                                                                                                 1,838,282
                                                                                              ------------
                 CONSUMER, CYCLICAL -- 13.4%
          7,000  Aldila, Inc. ..............................................................       169,750
         39,500  Hartmarx Corporation* .....................................................       258,725
          4,400  J.C. Penny Company, Inc. ..................................................       208,648
         17,300  Office Depot, Inc.* .......................................................       513,810
          5,250  PACCAR, Inc. ..............................................................       356,423
          5,300  Supervalu, Inc ............................................................       164,936
          9,700  The Andersons, Inc ........................................................       284,016
         12,500  The Pantry, Inc.* .........................................................       467,125
          4,000  Timberland Company - Class A* .............................................       135,120
                                                                                              ------------
                                                                                                 2,558,553
                                                                                              ------------
                 CONSUMER, NON-CYCLICAL -- 7.6%
         16,350  Archer-Daniels-Midland Company ............................................       403,191
         11,950  Bristol-Myers Squibb Company ..............................................       287,517
         28,500  EZCORP, Inc. - Class A* ...................................................       457,710
          2,000  Sierra Health Services, Inc.* .............................................       137,740
          4,600  The Toro Company ..........................................................       169,096
                                                                                              ------------
                                                                                                 1,455,254
                                                                                              ------------
                 ENERGY -- 15.1%
          1,620  Amerada Hess Corporation ..................................................       222,750
          3,820  Anadarko Petroleum Corporation ............................................       365,765
          4,850  Devon Energy Corporation ..................................................       332,904
          7,000  Energy Partners Ltd.* .....................................................       218,540
          4,000  Exxon Mobil Corporation ...................................................       254,160
         12,700  Frontier Oil Corporation ..................................................       563,245
          6,515  Marathon Oil Corporation ..................................................       449,079
          4,200  Valero Energy Corporation .................................................       474,852
                                                                                              ------------
                                                                                                 2,881,295
                                                                                              ------------

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================

     Shares       COMMON STOCKS -- 97.2% (Continued)                                               Value
----------------------------------------------------------------------------------------------------------
                 FINANCIAL -- 13.9%
          5,600  Aetna, Inc. ...............................................................  $    482,384
          4,700  Alliance Capital Management Holding, L.P ..................................       224,895
          4,200  Allstate Corporation ......................................................       232,218
          6,800  American Physicians Capital, Inc.* ........................................       334,084
          3,800  Bear Stearns Companies, Inc ...............................................       417,050
          5,150  CIT Group, Inc. ...........................................................       232,677
          5,800  Corus Bankshares, Inc .....................................................       318,014
          3,100  National City Corporation .................................................       103,664
          6,100  Stewart Information Services Corporation ..................................       312,320
                                                                                              ------------
                                                                                                 2,657,306
                                                                                              ------------
                 INDUSTRIAL -- 7.0%
          4,400  Cummins, Inc. .............................................................       387,156
          4,600  Eaton Corporation .........................................................       292,330
          2,325  Magna International, Inc. - Class A .......................................       174,050
          6,100  Norfolk Southern Corporation ..............................................       247,416
          2,900  The Black & Decker Corporation ............................................       238,061
                                                                                              ------------
                                                                                                 1,339,013
                                                                                              ------------
                 TECHNOLOGY -- 14.7%
          8,200  Armor Holdings, Inc.* .....................................................       352,682
         11,000  Diodes, Inc.* .............................................................       398,860
         33,350  Earthlink, Inc.* ..........................................................       356,845
         17,300  Komag, Inc.* ..............................................................       552,908
          4,900  MicroStrategy, Inc. - Class A* ............................................       344,421
         17,100  Motorola, Inc .............................................................       377,739
         12,700  WESCO International, Inc.* ................................................       430,149
                                                                                              ------------
                                                                                                 2,813,604
                                                                                              ------------
                 UTILITIES -- 15.9%
          8,600  Edison International ......................................................       406,608
          9,100  Energen Corporation .......................................................       393,666
          3,100  Exelon Corporation ........................................................       165,664
         10,000  MDU Resources Group, Inc ..................................................       356,500
          9,300  Sempra Energy .............................................................       437,658
         30,500  Sierra Pacific Resources* .................................................       452,924
         13,700  South Jersey Industries, Inc. .............................................       399,218
          7,200  WPS Resources Corporation .................................................       416,160
                                                                                              ------------
                                                                                                 3,028,398
                                                                                              ------------

                 TOTAL COMMON STOCKS .......................................................  $ 18,571,705
                                                                                              ------------

                                                                              15

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================

    Shares       SHORT TERM INVESTMENTS -- 1.9%                                                    Value
----------------------------------------------------------------------------------------------------------
        366,478  First American Treasury Obligations Fund ..................................  $    366,478
                                                                                              ------------

                 TOTAL INVESTMENT SECURITIES -- 99.1%
                 (Cost $15,061,990) ........................................................  $ 18,938,183

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9% .............................       177,479
                                                                                              ------------

                 NET ASSETS -- 100.0% ......................................................  $ 19,115,662
                                                                                              ============

* Non-income producing security.

See accompanying Notes to Schedules of Investments.

JAMES ADVANTAGE FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
================================================================================

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James Investment Research Inc. ("James") believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. Dividends paid by the Fund in connection with such short sales are recorded as expenses.

All short sales are fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

As of September 30, 2005, The James Advantage Funds had the following federal tax cost resulting in unrealized appreciation as follows:
--------------------------------------------------------------------------------

                                                                   Gross           Gross          Net
                                               Federal           Unrealized      Unrealized    unrealized
                                               Tax Cost         Appreciation    Depreciation  Appreciation
----------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund ......   $156,252,703       $ 25,369,101   $ (2,026,335) $  23,342,766
Small Cap Fund ...........................   $ 62,531,157       $ 11,331,666   $ (2,397,017) $   8,934,649
Market Neutral Fund ......................   $ 86,882,720       $  9,952,925   $ (4,845,309) $   5,107,616
Equity Fund ..............................   $ 15,061,990       $  4,172,970   $   (296,777) $   3,876,193
----------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds

By (Signature and Title)


/s/ Barry R. James
------------------
Barry R. James
President

Date:  November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Barry R. James
------------------
Barry R. James
President

Date:  November 22, 2005

By (Signature and Title)


/s/ Thomas L. Mangan
--------------------
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  November 22, 2005